COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS	12 Months Ended
Dec. 31, 2023
Composition Of Certain Financial Statement Items
COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

NOTE 2 – COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

Property and Equipment, Net

The following table sets forth the components of the Company’s property and equipment as at December 31, 2023, 22 and 2021:

	December 31, 2023
	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$2,192	(2,192)	$-
Machinery and equipment	439,555	(118,855)	320,700
Vehicles	42,507	(42,507)	-
Total fixed assets	$484,254	(163,554)	320,700

	December 31, 2022
	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$2,192	(2,192)	$-
Machinery and equipment	118,855	(76,926)	41,929
Vehicles	42,507	(42,507)	-
Total fixed assets	$163,554	$(121,625)	$41,929

	December 31, 2021
	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$2,192	(1,042)	$1,150
Machinery and equipment	108,330	(78,076)	30,254
Vehicles	42,507	(42,507)	-
Total fixed assets	$153,029	$(121,625)	$31,404

For the years ended December 31, 2023, 2022 and 2021, the Company recorded depreciation expense of $42,243, $12,997 and $19,714, respectively.

In 2023, the Company acquired a gold processing plant from Atlas Lithium at a total price of $320,700. Total paid for the plant acquisition was composed of 320,700 shares issued by the Company at $1.00 each.

Related Party Receivables/Payables

As of December 31, 2023, there are $674,461 of relating parties outstanding balances, represented by amounts owed to Mineração Apollo Ltda.

As of December 31, 2022, there is no related party outstanding balance. As of December 31, 2021, related party receivables totaled $85,203. The entire amount is owed from Atlas Lithium for short-term loans made and expenses paid by Jupiter Gold and MJL.